Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Accounts receivable, net
3.	Accounts receivable, net
Accounts receivable, net consisted of the followings:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable, gross	212,317,679	205,234,488
Less: allowance for credit loss	(12,573,550)	(13,845,960)

Accounts receivable, net	199,744,129	191,388,528

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1	5,907,369	15,834,902	12,573,550
Addition	13,563,744	3,270,564	2,182,083
Write offs	(3,636,211)	(6,531,916)	(909,673)

Balance as of December 31	15,834,902	12,573,550	13,845,960

The following customers accounted for 10% or more of accounts receivable, net:

	As of December 31,
	2020		2021
	RMB	%	RMB	%	US$	%
Company A	—	—	21,191,007	11%	3,325,331	11%
Company B	43,563,107	22%	20,559,665	11%	3,226,260	11%